Investments - Summary of Other Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [line items]
Beginning balance	€ 51	€ 46
Investments	3	3
Disposals and reimbursements of capital	(1)
Measurement at fair value	(4)	4
Other changes		(2)
Ending balance	49	51
Assicurazioni generali [member]
Disclosure of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [line items]
Beginning balance	3	2
Measurement at fair value		1
Ending balance	3	3
Fin.Priv. [member]
Disclosure of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [line items]
Beginning balance	20	17
Measurement at fair value	(4)	3
Ending balance	16	20
Northgate CommsTech Innovations Partners LP [member]
Disclosure of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [line items]
Beginning balance	17	14
Investments	2	3
Ending balance	16	17
Northgate CommsTech Innovations Partners LP [member] | IFRS 9 [member]
Disclosure of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [line items]
IFRS 9 Adoption	(3)
Other minor companies [member]
Disclosure of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [line items]
Beginning balance	11	13
Investments	1
Disposals and reimbursements of capital	(1)
Other changes		(2)
Ending balance	14	€ 11
Other minor companies [member] | IFRS 9 [member]
Disclosure of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [line items]
IFRS 9 Adoption	€ 3